Financial Risks - Disclosure of Sensitivity Analysis of Shareholders' Equity to Equity Markets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity prices, 10% higher [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	€ 293	€ 317
Estimated approximate effects on shareholders' equity	405	405
Equity prices, 10% lower [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	(273)	(316)
Estimated approximate effects on shareholders' equity	(379)	(405)
Equity prices, 20% higher [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	652	647
Estimated approximate effects on shareholders' equity	877	820
Equity prices, 20% lower [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	(393)	(660)
Estimated approximate effects on shareholders' equity	€ (599)	€ (839)